Note 9 - Capital Stock and Reserve (Tables)	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited/ Expired	Balance September 30, 2023	Exercisable

March 1, 2024	$16.50	15,000	-	-	-	15,000	15,000
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	-	31,000	31,000
January 15, 2026	$7.25	35,300	-	-	-	35,300	35,300
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
February 16, 2027	$17.50	20,000	-	-	-	20,000	20,000
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
Total		211,300	-	-	-	353,800	353,800

Weighted average exercise price		$10.81	-	-	-	$9.14	$9.14

Weighted average remaining life (years)						2.84
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited/ Expired	Balance March 31, 2023	Exercisable
January 4, 2023	$14.25	105,000	-	-	(105,000)	-	-
March 1, 2024	$16.50	15,000	-	-	-	15,000	15,000
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	-	20,000	-	-	20,000	20,000
September 6, 2025	$13.75	-	8,000	-	-	8,000	8,000
November 20, 2025	$4.00	8,000	-	(2,000)	-	6,000	6,000
December 2, 2025	$9.00	-	62,000	-	-	62,000	62,000
December 13, 2025	$9.50	-	31,000	-	-	31,000	31,000
January 15, 2026	$7.25	41,300	-	(6,000)	-	35,300	35,300
October 21, 2026	$5.25	5,000	-	(5,000)	-	-	-
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 3, 2026	$12.50	6,000	-	-	(6,000)	-	-
January 17, 2027	$20.50	10,000	-	-	(10,000)	-	-
February 16, 2027	$17.50	20,000	-	-	-	20,000	20,000
Total		224,300	121,000	(13,000)	(121,000)	211,300	211,300

Weighted average exercise price		$12.88	$10.06	$5.98	$14.67	$10.81	$10.81

Weighted average remaining life (years)						2.57
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited/ Expired	Balance September 30, 2023	Exercisable
March 31, 2024	$14.25	15,000	-	-	-	15,000	-
Total		15,000	-	-	-	15,000	-

Weighted average exercise price		$14.25	-	-	-	$14.25	-

Weighted average remaining life (years)						0.75
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited/ Expired	Balance March 31, 2023	Exercisable
March 31, 2024	$14.25	15,000	-	-	-	15,000	-
Total		15,000	-	-	-	15,000	-

Weighted average exercise price		$14.25	-	-	-	$14.25	-

Weighted average remaining life (years)						1.25

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	For the period ended September 30, 2023	For the year ended March 31, 2023

Fair value per option	$4.77	$6.00
Exercise price	$6.48	$11.00
Expected life (years)	4.20	3.00
Interest rate	4.17%	3.49%
Annualized volatility (based on historical volatility)	111%	118%
Dividend yield	0.00%	0.00%

Disclosure of detailed information about warrant transactions [text block]
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Cancelled/ Expired	Balance September 30, 2023

December 2, 2023	$6.50	24,000	-	-	-	24,000
August 24, 2028	USD$6.25	-	800,000	-	-	800,000
Total		24,000	800,000	-	-	824,000
Weighted average exercise price		$6.50	USD$6.25	-	-	-
Weighted average remaining life (years)						4.77
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Cancelled/ Expired	Balance March 31, 2023

August 28, 2022	$3.75	53,778	-	(53,778)	-	-
August 28, 2022	$5.00	121,600	-	(121,600)	-	-
October 29, 2022	$12.50	36,166	-	(3,572)	(32,594)	-
December 15, 2022	$5.00	22,000	-	(10,000)	(12,000)	-
December 2, 2023	$6.50	47,800	-	(23,800)	-	24,000
Total		281,344	-	(212,750)	(44,594)	24,000
Weighted average exercise price		$5.98	-	$4.98	$10.48	$6.50
Weighted average remaining life (years)						0.67
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Cancelled/ Expired	Balance September 30, 2023

July 19, 2024	$10.00	5,765	-	-	-	5,765
August 21, 2028	USD$6.25	-	40,000	-	-	40,000
Total		5,765	40,000	-	-	45,765

Weighted average exercise price		$10.00	USD$6.25	-	-	-

Weighted average remaining life (years)						5.70
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Cancelled/ Expired	Balance March 31, 2023

July 19, 2024	$10.00	-	5,765	-	-	5,765
Total		-	5,765	-	-	5,765

Weighted average exercise price		-	$10.00	-	-	$10.00

Weighted average remaining life (years)						1.30

Agent warrants [member]
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of warrants granted during period [text block]
For the period ended September 30, 2023

Fair value per agents warrant	$5.67
Exercise price	USD$6.25
Expected life (years)	5.00
Interest rate	4.14%
Annualized volatility (based on historical volatility)	113%